NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) - USD ($)				3 Months Ended		8 Months Ended	12 Months Ended
	May. 13, 2014	Dec. 10, 2013	Aug. 22, 2013	Mar. 31, 2015	Mar. 31, 2014	Aug. 21, 2013	Dec. 31, 2014	Dec. 31, 2013
Line of Credit [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.25%
Line of Credit [Member] | Revolving Credit Facility [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000
Line of Credit Facility, Expiration Date		Nov. 26, 2015
Notes Payable and Capital Lease Obligations, Due to Related Parties [Member] | Organic Food Brokers [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt							$ 2,199,970
Notes Payable Extention Agreement [Member] | Minimum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Warrant Expiration Date			Feb. 01, 2016
Notes Payable Extention Agreement [Member] | Maximum [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Warrant Expiration Date			Feb. 01, 2017
Notes Payable Extention Agreement [Member] | Principal [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Convertible Debt	$ 732,565		$ 912,982
Notes Payable Extention Agreement [Member] | Accrued interest [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Convertible Debt	684,147		$ 744,246
Notes Payable Extention Agreement [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 732,467
Number of Notes Payable	nineteen		twenty-five
Debt Instrument, Maturity Date	Dec. 31, 2015		May 15, 2014
Debt Instrument, Interest Rate, Stated Percentage	1.90%		5.00%
Amortization of Debt Discount (Premium)			$ 491,606			$ 637,663
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 826,238
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		4.75%
Line of Credit [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000
Line of Credit Facility, Expiration Date		May 26, 2015
Proceeds from Lines of Credit								$ 1,000,000
Repayments of Debt								660,439
Proceeds from Bank Debt								339,561
Debt Instrument, Unamortized Discount (Premium), Net								597,774
Long-term Line of Credit							277,778	944,444
Organic Food Brokers [Member]
NOTES PAYABLE AND NOTES PAYABLE TO RELATED PARTIES (Details) [Line Items]
Debt Instrument, Face Amount							200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt							4,306,774
Debt Instrument, Unamortized Discount				$ 297,521			396,678	371,812
Amortization of Debt Discount (Premium)				99,157	$ 260,035		707,698	2,322,909
Debt Instrument, Convertible, Beneficial Conversion Feature							732,565
Proceeds from Lines of Credit				954,120			585,543
Repayments of Debt				$ 215,133	$ 183,370		$ 816,522	511,543
Proceeds from Bank Debt								$ 324,676